Other Receivables (Tables)	12 Months Ended
Jun. 30, 2021
Other Receivables Net [Abstract]
Schedule of other receivables
	June 30, 2021	June 30, 2020
Rent deposit	$8,900	$2,300
Receivables from disposal of Sunway Kids (1)	-	1,000,000
Other receivables	$8,900	$1,002,300